Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Schedule of Capital of the Company Components

The capital of the Company includes the components of equity attributable to shareholders of the Company and loans and borrowings, net of cash and cash equivalents. Capital is summarized in the following table:

As at December 31,	2025	2024
Equity attributable to shareholders of the Company	$(56,833)	$(17,201)
Loans and borrowings	-	49,206
	(56,833)	32,005
Less: Cash and cash equivalents	(25,210)	(31,738)
	$(82,043)	$267